Condensed Consolidating Statement of Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income	$ 216,691	$ 895,344	$ (313,490)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	0	0	0
Provision (reversal) for loan losses	170,016	241,478	263,369
Goodwill Impairment Charge	3,801	0	186,511
Amortization of intangibles	12,144	11,019	9,434
Depreciation and amortization of premises and equipment	46,874	47,474	47,137
Net accretion of discounts and amortization of premiums and deferred fees	(40,786)	(73,496)	278,576
Other-than-temporary impairment on investment securities	209	14,445	0
Fair value adjustments on mortgage servicing rights	25,336	7,904	24,683
FDIC loss share (income) expense	207,779	(20,062)	103,024
Adjustments (expense) to indemnity reserves on loans sold	17,285	18,628	40,629
Earnings from investments under the equity method	(31,288)	(24,373)	(39,578)
Deferred income tax (benefit) expense	61,574	(519,128)	43,512
(Gain) loss on:
Disposition of premises and equipment	4,094	(3,629)	(1,716)
Sale and valuation adjustments of investment securities	(1,962)	(141)	870
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(35,517)	(35,013)	(88,724)
Sale of foreclosed assets, including write-downs	19,357	60,378	28,005
Disposal of discontinued business	0	0	(38,355)
Acquisitions of loans held-for-sale	(310,217)	(401,991)	(308,600)
Proceeds from sale of loans held-for-sale	89,887	124,111	123,375
Net originations on loans held-for-sale	(510,783)	(792,821)	(753,312)
Net (increase) decrease in:
Trading securities	753,839	1,083,683	1,105,374
Accrued income receivable	(13,808)	5,392	9,719
Other assets	(26,304)	100,133	132,500
Net increase (decrease) in:
Interest payable	165	528	(707)
Pension and other postretirement benefits obligation	(55,678)	3,252	(10,171)
Other liabilities	(13,241)	(72,980)	30,937
Total adjustments	372,776	(225,209)	1,186,492
Net Cash Provided By Used In Operating Activities	589,467	670,135	873,002
Cash flows from investing activities:
Net (increase) decrease in money market investments	(710,125)	(357,706)	(963,933)
Purchases of investment securities:
Available-for-sale	(3,407,779)	(2,014,315)	(2,001,940)
Held-to-maturity	0	(750)	(1,000)
Other	(14,130)	(40,847)	(110,010)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,227,966	1,362,712	1,722,650
Held-to-maturity	4,588	4,856	39,962
Other	11,122	46,341	92,752
Proceeds from the sale of investment securities available-for-sale	5,259	96,760	310,210
Proceeds from sale of other investment securities	9,021	14,950	37,104
Net repayments on loans	(267,205)	431,676	775,900
Proceeds from sale of loans	141,363	30,160	355,145
Acquisition of loan portfolios	(535,445)	(338,447)	(389,067)
Acquisition of trademark	0	(50)	0
Net payments from FDIC under loss sharing agreements	98,518	247,976	256,498
Net cash received and acquired from business combination	0	731,279	0
Cash paid related to business acquisitions	0	(17,250)	(6,330)
Acquisition of servicing advances	0	(61,304)	0
Return of capital from equity method investments	907	13,329	0
Capital Contribution Subsidiaries			0
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Net cash disbursed from disposal of discontinued business	0	0	(205,895)
Mortgage servicing rights purchased	0	(2,400)	0
Acquisition of premises and equipment	(100,320)	(62,656)	(51,046)
Proceeds from sale of:
Premises and equipment	8,897	12,880	14,337
Foreclosed assets	83,357	141,145	150,115
Net cash (used in) provided by investing activities	(3,444,006)	238,339	25,452
Net increase (decrease) in:
Deposits	3,286,428	207,338	109,015
Federal funds purchased and assets sold under agreements to repurchase	(282,719)	(509,512)	(387,635)
Other short-term borrowings	0	(148,215)	(380,000)
Payments of notes payable	(254,816)	(737,889)	(1,059,290)
Proceeds from issuance of notes payable	165,047	277,398	781,905
Proceeds from issuance of common stock	7,437	6,226	5,394
Cash Dividends Paid To Parent Company	0	0
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP related warrants	0	0	(3,000)
Net payments for repurchase of common stock	(2,186)	(1,984)	(3,236)
Return Of Capital To Parent Company	0	0	0
Capital contribution from parent			0
Net cash (used in) provided by financing activities	2,853,259	(925,895)	(940,570)
Net (decrease) increase in cash and due from banks	(1,280)	(17,421)	(42,116)
Cash and due from banks at beginning of period	363,674	381,095	423,211
Cash and due from banks at end of period	362,394	363,674	381,095
Elimination
Cash flows from operating activities:
Net Income	(291,369)	(1,571,042)	(81,501)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	188,996	(1,529,853)	81,502
Provision (reversal) for loan losses	0	0	0
Goodwill Impairment Charge	0		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	0	0	0
Other-than-temporary impairment on investment securities	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	0	0	0
Deferred income tax (benefit) expense	(18)	103	1
(Gain) loss on:
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of foreclosed assets, including write-downs	0	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	133	0	0
Accrued income receivable	54	10	17
Other assets	(2,972)	(273)	(23,060)
Net increase (decrease) in:
Interest payable	(54)	(10)	(17)
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	3,018	9	23,059
Total adjustments	189,157	1,529,692	81,502
Net Cash Provided By Used In Operating Activities	(102,212)	(41,350)	1
Cash flows from investing activities:
Net (increase) decrease in money market investments	(18,868)	284,573	(3,447)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity		0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from the sale of investment securities available-for-sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	(53,769)	(465,731)
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments	0	0
Capital Contribution Subsidiaries			100,000
Return Of Capital From Wholly Owned Subsidiaries	(14,000)	(403,000)	(460,000)
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of:
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(32,868)	(172,196)	(829,178)
Net increase (decrease) in:
Deposits	(4,369)	(288,566)	(6,438)
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings		53,769	465,731
Payments of notes payable	0	0	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	102,300	41,350
Dividends paid	0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock	(88)	0	0
Return Of Capital To Parent Company	14,000	403,000	460,000
Capital contribution from parent			(100,000)
Net cash (used in) provided by financing activities	111,843	209,553	819,293
Net (decrease) increase in cash and due from banks	(23,237)	(3,993)	(9,884)
Cash and due from banks at beginning of period	(24,844)	(20,851)	(10,967)
Cash and due from banks at end of period	(48,081)	(24,844)	(20,851)
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net Income	216,691	895,344	(313,490)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	(146,287)	(890,165)	(171,998)
Provision (reversal) for loan losses	(35)	35	(200)
Goodwill Impairment Charge	0		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	654	761	648
Net accretion of discounts and amortization of premiums and deferred fees	2,087	2	404,461
Other-than-temporary impairment on investment securities	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	(12,352)	(13,710)	(12,291)
Deferred income tax (benefit) expense	19	(186)	8,203
(Gain) loss on:
Disposition of premises and equipment and other productive assets	(2)	(2)
Disposition of premises and equipment			1
Sale and valuation adjustments of investment securities	(1,767)	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of stock in equity method investee			0
Sale of foreclosed assets, including write-downs	52	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	(620)	(380)	(288)
Accrued income receivable	(27)	(10)	(12)
Other assets	3,796	8,032	4,099
Net increase (decrease) in:
Interest payable	0	0	7,066
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	(3,854)	(5,622)	(180)
Total adjustments	(158,336)	(901,245)	239,509
Net Cash Provided By Used In Operating Activities	58,355	(5,901)	(73,981)
Cash flows from investing activities:
Net (increase) decrease in money market investments	9,857	(242,457)	(1,026)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity		0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	1,000
Proceeds from the sale of investment securities available-for-sale	278	0	0
Proceeds from sale of other investment securities	1,583	0	0
Net repayments on loans	35	53,793	465,452
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments	433	11,500
Capital Contribution Subsidiaries			(100,000)
Return Of Capital From Wholly Owned Subsidiaries	14,000	203,000	210,000
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0
Acquisition of premises and equipment	(953)	(1,079)	(1,075)
Proceeds from sale of:
Premises and equipment and other productive assets	56	9	48
Foreclosed assets	434	0	0
Net cash (used in) provided by investing activities	25,723	24,766	574,399
Net increase (decrease) in:
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings		0	0
Payments of notes payable	0	0	(936,000)
Proceeds from issuance of notes payable	0	0	450,000
Proceeds from issuance of common stock	7,437	6,226	5,394
Cash Dividends Paid To Parent Company	0	0
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP related warrants			(3,000)
Net payments for repurchase of common stock	(2,098)	(1,984)	(3,236)
Return Of Capital To Parent Company	0	0	0
Capital contribution from parent			0
Net cash (used in) provided by financing activities	(60,593)	(15,015)	(490,565)
Net (decrease) increase in cash and due from banks	23,485	3,850	9,853
Cash and due from banks at beginning of period	24,298	20,448	10,595
Cash and due from banks at end of period	47,783	24,298	20,448
PNA Holding Co.
Cash flows from operating activities:
Net Income	34,202	627,224	(102,968)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	(42,709)	(639,688)	90,496
Provision (reversal) for loan losses	0	0	0
Goodwill Impairment Charge	0		0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net accretion of discounts and amortization of premiums and deferred fees	28	0	0
Other-than-temporary impairment on investment securities	0	0
Fair value adjustments on mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Earnings from investments under the equity method	2,559	244	16
Deferred income tax (benefit) expense	(4,581)	0	0
(Gain) loss on:
Disposition of premises and equipment and other productive assets	0	0
Disposition of premises and equipment			0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0	0	0
Sale of stock in equity method investee			0
Sale of foreclosed assets, including write-downs	0	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net originations on loans held-for-sale	0	0	0
Net (increase) decrease in:
Trading securities	0	0	0
Accrued income receivable	(23)	(3)	2
Other assets	(3)	342	(7,124)
Net increase (decrease) in:
Interest payable	0	(26)	20
Pension and other postretirement benefits obligation	0	0	0
Other liabilities	(624)	(187)	(32,391)
Total adjustments	(45,353)	(639,318)	51,019
Net Cash Provided By Used In Operating Activities	(11,151)	(12,094)	(51,949)
Cash flows from investing activities:
Net (increase) decrease in money market investments	10,668	(23,574)	4,447
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity		0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from the sale of investment securities available-for-sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	350	0
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	(350)	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements	0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments	474	1,829
Capital Contribution Subsidiaries			0
Return Of Capital From Wholly Owned Subsidiaries	0	200,000	250,000
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of:
Premises and equipment and other productive assets	0	0
Premises and equipment			0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	11,142	178,255	254,447
Net increase (decrease) in:
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings		0	8,169
Payments of notes payable	0	(8,169)	(675)
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	0	0
Dividends paid	0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock	0	0	0
Return Of Capital To Parent Company	0	(158,000)	(210,000)
Capital contribution from parent			0
Net cash (used in) provided by financing activities	0	(166,169)	(202,506)
Net (decrease) increase in cash and due from banks	(9)	(8)	(8)
Cash and due from banks at beginning of period	600	608	616
Cash and due from banks at end of period	591	600	608
All other subsidiaries and eliminations
Cash flows from operating activities:
Net Income	257,167	943,818	184,469
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed Earnings of Subsidiaries	0	0	0
Provision (reversal) for loan losses	170,051	241,443	263,569
Goodwill Impairment Charge	3,801		186,511
Amortization of intangibles	12,144	11,019	9,434
Depreciation and amortization of premises and equipment	46,220	46,713	46,489
Net accretion of discounts and amortization of premiums and deferred fees	(42,901)	(73,498)	(125,885)
Other-than-temporary impairment on investment securities	209	14,445
Fair value adjustments on mortgage servicing rights	25,336	7,904	24,683
FDIC loss share (income) expense	207,779	(20,062)	103,024
Adjustments (expense) to indemnity reserves on loans sold	17,285	18,628	40,629
Earnings from investments under the equity method	(21,495)	(10,907)	(27,303)
Deferred income tax (benefit) expense	66,154	(519,045)	35,308
(Gain) loss on:
Disposition of premises and equipment and other productive assets	4,096	(3,627)
Disposition of premises and equipment			(1,717)
Sale and valuation adjustments of investment securities	(195)	(141)	870
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(35,517)	(35,013)	(88,724)
Sale of stock in equity method investee			0
Sale of foreclosed assets, including write-downs	19,305	60,378	28,005
Disposal of discontinued business			(38,355)
Acquisitions of loans held-for-sale	(310,217)	(401,991)	(308,600)
Proceeds from sale of loans held-for-sale	89,887	124,111	123,375
Net originations on loans held-for-sale	(510,783)	(792,821)	(753,312)
Net (increase) decrease in:
Trading securities	754,326	1,084,063	1,105,662
Accrued income receivable	(13,812)	5,395	9,712
Other assets	(27,125)	92,032	158,585
Net increase (decrease) in:
Interest payable	219	564	(7,776)
Pension and other postretirement benefits obligation	(55,678)	3,252	(10,171)
Other liabilities	(11,781)	(67,180)	40,449
Total adjustments	387,308	(214,338)	814,462
Net Cash Provided By Used In Operating Activities	644,475	729,480	998,931
Cash flows from investing activities:
Net (increase) decrease in money market investments	(711,782)	(376,248)	(963,907)
Purchases of investment securities:
Available-for-sale	(3,407,779)	(2,014,315)	(2,001,940)
Held-to-maturity		(750)	(1,000)
Other	(14,130)	(40,847)	(110,010)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,227,966	1,362,712	1,722,650
Held-to-maturity	4,588	4,856	39,962
Other	11,122	46,341	91,752
Proceeds from the sale of investment securities available-for-sale	4,981	96,760	310,210
Proceeds from sale of other investment securities	7,438	14,950	37,104
Net repayments on loans	(267,240)	431,302	776,179
Proceeds from sale of loans	141,363	30,160	355,145
Acquisition of loan portfolios	(535,445)	(338,097)	(389,067)
Acquisition of trademark		(50)
Net payments from FDIC under loss sharing agreements	98,518	247,976	256,498
Net cash received and acquired from business combination		731,279
Cash paid related to business acquisitions		(17,250)	(6,330)
Acquisition of servicing advances		(61,304)
Return of capital from equity method investments	0	0
Capital Contribution Subsidiaries			0
Return Of Capital From Wholly Owned Subsidiaries	0	0	0
Net cash disbursed from disposal of discontinued business			(205,895)
Mortgage servicing rights purchased		(2,400)
Acquisition of premises and equipment	(99,367)	(61,577)	(49,971)
Proceeds from sale of:
Premises and equipment and other productive assets	8,841	12,871
Premises and equipment			14,289
Foreclosed assets	82,923	141,145	150,115
Net cash (used in) provided by investing activities	(3,448,003)	207,514	25,784
Net increase (decrease) in:
Deposits	3,290,797	495,904	115,453
Federal funds purchased and assets sold under agreements to repurchase	(282,719)	(509,512)	(387,635)
Other short-term borrowings		(201,984)	(853,900)
Payments of notes payable	(254,816)	(729,720)	(122,615)
Proceeds from issuance of notes payable	165,047	277,398	331,905
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	(102,300)	(41,350)
Dividends paid	0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock	0	0	0
Return Of Capital To Parent Company	(14,000)	(245,000)	(250,000)
Capital contribution from parent			100,000
Net cash (used in) provided by financing activities	2,802,009	(954,264)	(1,066,792)
Net (decrease) increase in cash and due from banks	(1,519)	(17,270)	(42,077)
Cash and due from banks at beginning of period	363,620	380,890	422,967
Cash and due from banks at end of period	$ 362,101	$ 363,620	$ 380,890